Indebtedness (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Amount Outstanding	$ 2,400	$ 2,419
Commercial Paper [Member]
Short-term Debt [Line Items]
Amount Outstanding	1,387	1,972
Average Year-End Rate	0.10%	0.20%
Bank Loans [Member]
Short-term Debt [Line Items]
Amount Outstanding	$ 1,013	$ 447
Average Year-End Rate	5.70%	6.60%